ACCOUNTING POLICIES- Hyperinflation in Argentina and Turkey - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Argentina, Pesos
Disclosure of Hyperinflationary Reporting [line items]
Price index movements	0.32	1.18
Turkey, New Lira
Disclosure of Hyperinflationary Reporting [line items]
Price index movements	0.31	0.44